Property, plant and equipment, intangible assets and goodwill - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment Intangible Assets And Goodwill [Line Items]
Investments in property plant and equipment	€ 104,438	€ 8,118
Disposals of property plant and equipment	178	733	€ 2,317	€ 1,773
Additions through acquisition of asset	88,737
Additions through acquisition of subsidiary	199
Impairment loss	545	0	354	466	€ 272
Reversal of impairments	€ 122	€ 0	€ 381	€ 0	€ 0